UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:           (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2010

FORM N-Q

Item 1. Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
September 30, 2010 (unaudited)

Description	Shares	Value

Common Stocks — 87.7%

Australia — 1.9%
BHP Billiton, Ltd. Sponsored ADR	38,500	$2,938,320

France — 6.1%
GDF Suez Sponsored ADR	75,981	2,727,718
Sanofi-Aventis ADR	105,200	3,497,900
Total SA Sponsored ADR	64,000	3,302,400

Total France		9,528,018

Germany — 1.9%
SAP AG Sponsored ADR	59,300	2,924,083

Ireland — 1.1%
CRH PLC Sponsored ADR	98,300	1,635,712

Italy — 1.0%
Eni SpA Sponsored ADR	36,350	1,569,593

Japan — 5.7%
Canon, Inc. Sponsored ADR	44,700	2,088,384
Hoya Corp. Sponsored ADR (c)	73,500	1,783,845
Mitsubishi UFJ Financial Group,
Inc. ADR	528,000	2,444,640
Nomura Holdings, Inc. ADR	332,600	1,586,502
Sumitomo Mitsui Financial Group,
Inc. ADR	321,200	915,420

Total Japan		8,818,791

Singapore — 3.3%
Singapore Telecommunications,
Ltd. ADR (c)	217,400	5,176,294

Spain — 1.8%
Banco Santander SA Sponsored
ADR	217,900	2,758,614

Switzerland — 9.6%
Credit Suisse Group AG
Sponsored ADR (c)	73,400	3,123,904
Novartis AG ADR	78,900	4,550,163
Roche Holding AG Sponsored
ADR (c)	92,400	3,153,612
UBS AG (a), (c)	107,587	1,832,207
Zurich Financial Services AG ADR	92,500	2,159,875

Total Switzerland		14,819,761

United Kingdom — 13.8%
BP PLC Sponsored ADR (c)	97,100	3,997,607
British American Tobacco PLC
Sponsored ADR	37,700	2,816,567
GlaxoSmithKline PLC Sponsored
ADR (c)	80,200	3,169,504
HSBC Holdings PLC Sponsored
ADR (c)	111,436	5,637,547
Unilever PLC Sponsored ADR	99,100	2,883,810
William Morrison Supermarkets
PLC ADR	120,300	2,805,396

Total United Kingdom		21,310,431

United States — 41.5%
Bank of New York Mellon Corp. (c)	103,600	2,707,068
Cisco Systems, Inc. (a), (c)	220,400	4,826,760
Comcast Corp., Class A	160,900	2,736,909
ConocoPhillips	32,900	1,889,447
Emerson Electric Co.	67,600	3,559,816
Halliburton Co.	89,900	2,972,993
Honeywell International, Inc. (c)	64,700	2,842,918
International Business Machines
Corp. (c)	38,800	5,204,632
Johnson & Johnson (c)	104,300	6,462,428
Merck & Co., Inc.	75,300	2,771,793
Microsoft Corp. (c)	226,600	5,549,434
Oracle Corp.	184,300	4,948,455
PepsiCo, Inc.	41,100	2,730,684
Pfizer, Inc.	87,566	1,503,508
The Home Depot, Inc. (c)	165,500	5,243,040
United Technologies Corp.	68,900	4,907,747
Wal-Mart Stores, Inc.	62,800	3,361,056

Total United States		64,218,688

Total Common Stocks
(Identified cost $148,994,109)		135,698,305

Description	Principal Amount (000) (d)	Value

Foreign Government Obligations — 10.5%

Brazil — 3.9%
Brazil NTN-F:
10.00%, 01/01/12	4,500	2,678,867
10.00%, 01/01/13	5,795	3,301,559

Total Brazil		5,980,426

Egypt — 3.4%
Egypt Treasury Bills:
0.00%, 10/12/10	5,350	937,881
0.00%, 11/09/10	775	134,899
0.00%, 11/16/10	875	152,031
0.00%, 11/30/10	675	116,859
0.00%, 12/21/10	6,725	1,157,933

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Description	Principal Amount (000) (d)	Value

0.00%, 01/11/11	1,975	$338,182
0.00%, 02/01/11	4,675	795,933
0.00%, 02/08/11	1,275	216,654
0.00%, 03/29/11	8,125	1,361,583

Total Egypt		5,211,955

Ghana — 1.2%
Ghana Government Bonds:
14.00%, 03/07/11	1,000	707,228
16.00%, 05/02/11	460	328,811
13.67%, 06/15/12	790	561,723
15.00%, 12/10/12	320	234,936

Total Ghana		1,832,698

Mexico — 0.6%
Mexican Bonos,
8.00%, 12/17/15	11,500	1,005,753

Poland — 0.5%
Poland Government Bonds:
4.75%, 04/25/12	1,872	646,541
3.00%, 08/24/16	410	140,566

Total Poland		787,107

Turkey — 0.9%
Turkey Government Bond,
10.00%, 02/15/12	1,795	1,389,124

Total Foreign Government
Obligations
(Identified cost $14,712,781)		16,207,063

Description	Shares	Value

Short-Term Investment — 8.1%
State Street Institutional Treasury
Money Market Fund
(Identified cost $12,625,987)	12,625,987	12,625,987

Total Investments — 106.3%
(Identified cost $176,332,877) (b)		$164,531,355
Liabilities in Excess of Cash and
Other Assets — (6.3)%		(9,741,369)

Net Assets — 100.0%		$154,789,986

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2010:

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

ARS	10/14/10	1,522,425	$383,000	$383,464	$464	$-
ARS	10/15/10	1,510,500	380,000	380,372	372	-
ARS	11/15/10	1,522,744	379,500	380,737	1,237	-
ARS	11/22/10	1,568,301	391,000	391,506	506	-
ARS	12/10/10	1,437,996	357,000	357,424	424	-
ARS	12/16/10	1,595,010	395,000	395,754	754	-
BRL	10/04/10	3,266,235	1,916,242	1,930,399	14,157	-
CLP	10/18/10	194,224,500	392,849	401,375	8,526	-
CLP	11/16/10	194,224,500	392,571	400,907	8,336	-
CNY	03/17/11	14,581,257	2,193,000	2,187,101	-	5,899
CNY	05/27/11	492,029	72,177	73,950	1,773	-
CNY	07/29/11	4,071,165	609,000	613,149	4,149	-
CNY	07/29/11	5,434,092	813,000	818,416	5,416	-
CNY	07/29/11	254,486	38,000	38,328	328	-
EUR	10/01/10	1,173,929	1,447,649	1,600,359	152,710	-
EUR	10/01/10	180,000	226,678	245,385	18,707	-
EUR	10/01/10	102,000	128,672	139,052	10,380	-
EUR	10/04/10	155,259	211,602	211,656	54	-
EUR	10/19/10	333,976	418,556	455,243	36,687	-
EUR	12/09/10	3,282,000	4,872,458	4,471,919	-	400,539
EUR	01/03/11	650,581	884,000	886,287	2,287	-
GHC	10/12/10	183,000	123,900	127,933	4,033	-
GHC	10/18/10	415,000	288,094	289,570	1,476	-
GHC	10/29/10	574,000	400,000	399,125	-	875
GHC	11/03/10	475,000	326,124	329,806	3,682	-
GHC	10/11/11	237,330	109,369	148,480	39,111	-
HUF	12/09/10	243,376,246	1,238,316	1,190,656	-	47,660
HUF	12/09/10	673,778,654	2,980,361	3,296,289	315,928	-
IDR	11/08/10	6,640,500,000	699,000	739,703	40,703	-
IDR	11/08/10	3,234,934,000	351,623	360,348	8,725	-
ILS	10/01/10	10,504,000	2,749,019	2,883,813	134,794	-
ILS	10/07/10	2,155,674	568,000	591,792	23,792	-
ILS	10/07/10	4,082,925	1,108,000	1,120,876	12,876	-
ILS	10/27/10	2,224,034	596,000	610,316	14,316	-
INR	10/04/10	19,859,850	423,000	441,968	18,968	-
INR	10/06/10	28,620,050	607,000	636,689	29,689	-
INR	10/25/10	23,312,120	508,000	516,819	8,819	-
INR	10/26/10	38,519,910	803,000	853,815	50,815	-
INR	10/28/10	40,289,480	889,000	892,714	3,714	-
INR	11/04/10	21,752,000	479,859	481,359	1,500	-
INR	11/12/10	29,824,000	640,000	659,098	19,098	-
INR	11/24/10	13,714,100	290,000	302,465	12,465	-
INR	01/12/11	31,625,410	659,000	692,024	33,024	-
JPY	10/21/10	62,277,384	737,000	746,123	9,123	-
KES	10/12/10	38,332,500	481,262	474,706	-	6,556
KES	10/12/10	18,923,000	233,344	234,341	997	-
KES	10/21/10	40,626,000	503,420	503,108	-	312
KES	10/29/10	23,542,000	291,037	291,542	505	-
KRW	10/04/10	782,562,500	659,000	686,308	27,308	-
KRW	10/08/10	705,675,600	574,000	618,780	44,780	-
KRW	10/25/10	941,206,000	790,000	824,752	34,752	-
KRW	11/19/10	2,152,101,600	1,874,000	1,883,842	9,842	-
KRW	11/19/10	763,858,000	668,000	668,643	643	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2010 (continued):

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KRW	11/30/10	492,190,600	$409,000	$430,632	$21,632	$-
KZT	10/01/10	53,503,600	362,000	362,245	245	-
KZT	10/18/10	42,966,150	291,000	290,891	-	109
KZT	11/02/10	69,240,600	468,000	468,756	756	-
KZT	11/02/10	66,760,400	452,000	451,965	-	35
KZT	12/10/10	40,996,000	277,000	277,513	513	-
KZT	12/10/10	20,518,775	138,500	138,897	397	-
KZT	12/10/10	20,525,700	138,500	138,944	444	-
KZT	12/15/10	17,612,000	119,000	119,219	219	-
KZT	12/15/10	17,612,000	119,000	119,219	219	-
KZT	12/20/10	15,381,600	104,000	104,119	119	-
KZT	12/20/10	61,526,400	416,000	416,477	477	-
KZT	12/20/10	17,895,900	121,000	121,139	139	-
KZT	01/28/11	34,752,000	235,687	235,205	-	482
KZT	01/31/11	35,520,000	240,977	240,400	-	577
KZT	01/31/11	17,760,000	120,488	120,200	-	288
KZT	02/07/11	32,531,200	221,000	220,165	-	835
KZT	02/10/11	32,531,200	221,000	220,162	-	838
KZT	03/29/11	35,472,000	240,651	240,017	-	634
KZT	04/01/11	56,874,000	385,979	384,825	-	1,154
MXN	10/04/10	15,956,169	1,245,000	1,266,197	21,197	-
MXN	10/20/10	10,131,210	785,000	802,989	17,989	-
MXN	10/25/10	13,400,556	1,054,000	1,061,713	7,713	-
MXN	11/01/10	14,984,400	1,200,000	1,186,573	-	13,427
MXN	03/09/11	6,364,080	480,000	497,542	17,542	-
MYR	10/06/10	2,198,000	676,245	711,922	35,677	-
MYR	10/06/10	3,279,783	1,063,656	1,062,307	-	1,349
MYR	10/25/10	1,341,609	428,000	433,985	5,985	-
MYR	11/03/10	1,904,126	602,000	615,576	13,576	-
PEN	11/24/10	1,425,179	511,000	511,246	246	-
PEN	12/24/10	1,424,770	511,000	511,111	111	-
PEN	03/24/11	1,426,201	511,000	511,239	239	-
PHP	10/04/10	32,168,890	701,000	733,027	32,027	-
PHP	10/04/10	16,885,440	369,000	384,766	15,766	-
PHP	10/20/10	33,100,350	745,000	752,999	7,999	-
PHP	10/27/10	24,397,280	556,000	554,610	-	1,390
PHP	10/28/10	32,412,630	699,000	736,742	37,742	-
PHP	11/04/10	25,725,400	586,000	584,316	-	1,684
PHP	11/30/10	26,094,420	573,000	591,241	18,241	-
PHP	12/06/10	25,740,000	585,000	582,880	-	2,120
PHP	01/28/11	35,796,950	769,000	805,941	36,941	-
PLN	10/07/10	2,615,088	827,559	899,431	71,872	-
PLN	10/18/10	3,627,385	1,187,574	1,246,589	59,015	-
PLN	10/18/10	3,016,611	987,612	1,036,690	49,078	-
PLN	10/27/10	2,528,805	857,425	868,475	11,050	-
RON	10/13/10	3,225,000	957,130	1,029,311	72,181	-
RON	10/19/10	1,429,085	497,367	455,760	-	41,607
RON	10/21/10	1,794,000	552,357	571,990	19,633	-
RSD	10/04/10	16,504,000	198,716	210,936	12,220	-
RSD	10/12/10	31,579,750	393,052	402,726	9,674	-
RSD	10/18/10	17,392,200	214,772	221,430	6,658	-
RSD	10/18/10	17,375,800	214,543	221,221	6,678	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2010 (concluded):

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

RSD	10/19/10	18,083,250	$221,283	$230,164	$8,881	$-
RSD	10/21/10	21,758,000	270,068	276,784	6,716	-
RSD	11/04/10	16,504,000	211,780	209,163	-	2,617
RSD	11/09/10	42,293,000	515,220	535,321	20,101	-
RSD	11/10/10	20,159,000	243,672	255,096	11,424	-
RSD	11/10/10	20,847,000	251,988	263,803	11,815	-
RSD	11/22/10	12,944,800	159,832	163,310	3,478	-
RUB	10/07/10	13,116,114	426,000	428,703	2,703	-
RUB	10/18/10	16,265,600	520,000	531,276	11,276	-
RUB	10/20/10	19,597,000	626,362	640,007	13,645	-
RUB	10/26/10	25,288,000	814,560	825,554	10,994	-
RUB	10/27/10	18,038,545	586,000	588,851	2,851	-
RUB	10/28/10	19,925,120	652,000	650,395	-	1,605
RUB	11/15/10	18,060,520	586,000	588,813	2,813	-
TRY	10/28/10	2,536,000	1,711,663	1,745,161	33,498	-
TWD	12/22/10	24,992,790	807,000	800,908	-	6,092
TWD	12/22/10	24,961,310	782,977	799,899	16,922	-
TWD	03/22/11	24,823,320	807,000	797,137	-	9,863
UAH	10/07/10	2,117,000	266,793	266,328	-	465
UAH	10/18/10	1,000,000	125,000	125,400	400	-
UAH	10/18/10	1,909,610	239,000	239,465	465	-
UAH	10/25/10	998,750	125,000	124,987	-	13
UAH	11/01/10	1,914,390	239,000	239,095	95	-
UAH	11/10/10	1,612,020	201,000	200,841	-	159
UGX	10/04/10	339,578,500	149,726	151,197	1,471	-
UGX	10/06/10	252,722,500	111,824	112,501	677	-
UGX	10/07/10	672,596,000	297,346	299,380	2,034	-
UGX	10/15/10	339,578,500	149,605	151,024	1,419	-
UGX	10/18/10	1,095,283,000	486,144	486,966	822	-
UGX	10/18/10	1,623,726,000	720,056	721,913	1,857	-
UGX	10/20/10	788,837,000	350,283	350,646	363	-
UGX	10/21/10	654,141,000	290,988	290,742	-	246
UGX	10/27/10	252,722,500	111,627	112,256	629	-
UGX	10/29/10	696,239,000	310,447	309,197	-	1,250
UGX	11/10/10	339,578,500	150,823	150,594	-	229
UGX	12/01/10	243,626,000	108,038	107,767	-	271
UYU	10/04/10	2,489,800	118,000	122,560	4,560	-
UYU	10/04/10	2,504,950	119,000	123,305	4,305	-
UYU	10/12/10	2,912,000	140,000	143,342	3,342	-
UYU	10/29/10	5,097,870	239,000	250,941	11,941	-
UYU	11/01/10	5,508,075	271,000	270,004	-	996
UYU	11/05/10	2,928,380	140,000	143,548	3,548	-
UYU	11/24/10	4,965,840	242,000	243,424	1,424	-
UYU	11/24/10	4,961,000	242,000	243,186	1,186	-
UYU	12/21/10	4,985,200	242,000	243,180	1,180	-
ZMK	10/04/10	235,783,500	48,080	48,649	569	-
ZMK	10/06/10	1,237,394,000	250,118	255,266	5,148	-
ZMK	10/13/10	3,047,118,000	621,227	628,226	6,999	-
ZMK	10/13/10	1,141,528,000	232,727	235,350	2,623	-
ZMK	10/26/10	441,254,000	90,323	90,873	550	-
ZMK	10/26/10	3,874,170,000	797,154	797,860	706	-
ZMK	11/04/10	226,267,000	46,581	46,552	-	29
ZMK	11/08/10	3,436,964,000	699,313	706,750	7,437	-

Total Forward Currency Purchase Contracts			$86,333,100	$87,788,717	$2,007,822	$552,205

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Sale Contracts open at September 30, 2010:

Forward Currency Sale Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	10/04/10	3,266,235	$1,847,000	$1,930,399	$-	$83,399
BRL	11/03/10	3,287,660	1,847,000	1,930,968	-	83,968
BRL	11/03/10	3,069,237	1,791,000	1,802,680	-	11,680
EUR	10/01/10	602,837	734,000	821,817	-	87,817
EUR	10/01/10	198,570	260,000	270,700	-	10,700
EUR	10/01/10	654,523	889,693	892,278	-	2,585
EUR	10/04/10	155,875	198,716	212,496	-	13,780
EUR	10/07/10	655,000	827,559	892,909	-	65,350
EUR	10/12/10	295,000	393,052	402,135	-	9,083
EUR	10/13/10	749,651	957,130	1,021,896	-	64,766
EUR	10/18/10	764,434	987,612	1,042,008	-	54,396
EUR	10/18/10	919,000	1,187,574	1,252,698	-	65,124
EUR	10/18/10	164,000	214,543	223,550	-	9,007
EUR	10/18/10	164,000	214,772	223,550	-	8,778
EUR	10/19/10	307,000	497,367	418,472	78,895	-
EUR	10/19/10	171,000	221,283	233,090	-	11,807
EUR	10/21/10	419,796	552,357	572,216	-	19,859
EUR	10/21/10	205,361	270,068	279,924	-	9,856
EUR	10/27/10	635,000	857,425	865,518	-	8,093
EUR	10/29/10	2,860,284	3,724,090	3,898,569	-	174,479
EUR	11/04/10	154,214	211,780	210,185	1,595	-
EUR	11/09/10	397,379	515,220	541,582	-	26,362
EUR	11/10/10	190,000	243,672	258,946	-	15,274
EUR	11/10/10	195,380	251,988	266,279	-	14,291
EUR	11/22/10	121,376	159,832	165,405	-	5,573
EUR	11/30/10	550,183	699,832	749,709	-	49,877
EUR	12/09/10	886,132	1,238,316	1,207,408	30,908	-
EUR	12/09/10	2,405,493	2,980,361	3,277,627	-	297,266
EUR	12/14/10	1,352,937	1,719,584	1,843,387	-	123,803
EUR	12/15/10	455,404	586,000	620,487	-	34,487
EUR	12/24/10	2,207,173	2,960,923	3,007,062	-	46,139
HUF	12/09/10	917,154,900	4,872,458	4,486,944	385,514	-
ILS	10/01/10	1,930,734	520,000	530,072	-	10,072
ILS	10/01/10	8,573,266	2,327,004	2,353,741	-	26,737
INR	10/04/10	19,859,850	439,864	441,968	-	2,104
INR	10/06/10	37,168,920	828,000	826,869	1,131	-
JPY	10/21/10	137,236,432	1,585,000	1,644,181	-	59,181
JPY	11/10/10	9,197,388	108,000	110,211	-	2,211
JPY	11/24/10	103,324,000	1,214,048	1,238,293	-	24,245
JPY	12/24/10	140,461,126	1,647,590	1,684,075	-	36,485
KRW	10/04/10	782,562,500	685,737	686,308	-	571
KRW	11/19/10	640,750,000	550,000	560,881	-	10,881
KZT	10/01/10	53,503,600	362,736	362,245	491	-
MXN	10/04/10	15,956,169	1,280,078	1,266,197	13,881	-
MYR	10/06/10	1,138,059	355,000	368,612	-	13,612
MYR	10/06/10	2,297,471	741,000	744,140	-	3,140
MYR	11/03/10	500,903	161,000	161,935	-	935
PHP	10/04/10	49,054,330	1,119,195	1,117,793	1,402	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Sale Contracts open at September 30, 2010 (concluded):

Forward Currency Sale Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

RON	10/19/10	1,429,085	$418,556	$455,760	$-	$37,204
RSD	10/04/10	16,504,000	211,602	210,936	666	-
TWD	12/22/10	26,701,750	841,000	855,673	-	14,673
TWD	12/22/10	23,252,350	737,000	745,135	-	8,135
TWD	03/22/11	24,823,320	782,576	797,137	-	14,561
UGX	10/04/10	339,578,500	151,260	151,197	63	-
UGX	10/06/10	252,722,500	112,571	112,501	70	-
UYU	10/04/10	4,994,750	246,350	245,865	485	-
ZMK	10/04/10	235,783,500	48,615	48,649	-	34

Total Forward Currency Sale Contracts			$52,385,989	$53,543,268	515,101	1,672,380

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$2,522,923	$2,224,585

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

(a)	Non-income producing security.
(b)

For federal income tax purposes, the aggregate cost was $176,332,877, aggregate gross unrealized appreciation was $13,366,691, aggregate gross unrealized depreciation was $25,168,213, and the net unrealized depreciation was $11,801,522.

(c)	Segregated security for forward currency contracts.
(d)	Principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F

Currency Abbreviations:
ARS — Argentine Peso	MXN — Mexican New Peso
BRL — Brazilian Real	MYR — Malaysian Ringgit
CLP — Chilean Peso	PEN — Peruvian New Sol
CNY — Chinese Renminbi	PHP — Philippine Peso
EUR — Euro	PLN — Polish Zloty
GHC — Ghanaian Cedi	RON — New Romanian Leu
HUF — Hungarian Forint	RSD — Serbian Dinar
IDR — Indonesian Rupiah	RUB — Russian Ruble
ILS — Israeli Shekel	TRY — New Turkish Lira
INR — Indian Rupee	TWD — New Taiwan Dollar
JPY — Japanese Yen	UAH — Ukrainian Hryvnia
KES — Kenyan Shilling	UGX — Ugandan Shilling
KRW — South Korean Won	UYU — Uruguayan Peso
KZT — Kazakhstani Tenge	ZMK — Zambian Kwacha

Portfolio holdings by industry (as percentage of net assets):
Alcohol & Tobacco	1.8%
Banking	9.6
Cable Television	1.8
Computer Software	8.7
Energy Integrated	7.0
Energy Services	1.9
Financial Services	4.0
Food & Beverages	3.6
Gas Utilities	1.8
Housing	1.0
Insurance	1.4
Manufacturing	7.3
Metal & Mining	1.9
Pharmaceutical & Biotechnology	16.2
Retail	7.4
Semiconductors & Components	2.5
Technology Hardware	6.5
Telecommunications	3.3

Subtotal	87.7
Foreign Government Obligations	10.5
Short-Term Investment	8.1

Total Investments	106.3%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard Global Total Return & Income Fund, Inc.’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America (“GAAP”) also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2010 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2010:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2010

Assets:
Common Stocks	$135,698,305	$—	$—	$135,698,305
Foreign Government Obligations	—	15,264,899	942,164	16,207,063
Short-Term Investment	—	12,625,987	—	12,625,987
Other Financial Instruments*
Forward Currency Contracts	—	2,522,923	—	2,522,923

Total	$135,698,305	$30,413,809	$942,164	$167,054,278

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(2,224,585)	$—	$(2,224,585)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2010:

Description	Balance as of December 31, 2009	Accrued Discounts	Realized Loss	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers Into Level 3	Net Transfers Out of Level 3	Balance as of September 30, 2010	Net Change in Unrealized Appreciation from Investments Still Held at September 30, 2010

Foreign Government
Obligations	$1,490,542	$36,327	$(230,827)	$265,859	$204,574	$(824,311)	$-	$-	$942,164	$49,862
Supranationals	664,021	1,509	(180,270)	177,396	-	(662,656)	-	-	-	-

Total	$2,154,563	$37,836	$(411,097)	$443,255	$204,574	$(1,486,967)	$-	$-	$942,164	$49,862

Effective March 31, 2010, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended September 30, 2010.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2010

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2010